Financial debt - Movements in the period break down (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Financial debt
Beginning balance	€ 54,082	€ 44,390	€ 10,119
Subscription of state-guaranteed PGE loan			1,780
Subscription of PPR loan			3,560
Subscription of derivatives instruments			9,649
Subscription of bank borrowings			15,400
Subscription of short-term derivatives instruments	89,400
Subscription of long-term derivatives instruments and bank borrowings	24,916
Subscription of short-term bank borrowings	4
New lease contracts	428	3,706	5,109
Issue of royalty certificates	19,701	5,100
Repayment of bank borrowings	(2,606)	(2,485)	(1,033)
Repayment of lease liabilities	(2,386)	(1,612)	(735)
Interests on royalty certificates	3,179	1,227
Capitalized long-term interest	8,254
Capitalized short-term interest	(9)
Capitalized interests		3,405	308
Change in fair value of derivatives instruments	18,241	389	407
Exchange rate change	48	(38)	6
Ending balance	€ 181,250	€ 54,082	€ 44,390